Financial Debt	6 Months Ended
Jun. 30, 2026
Financial Debt
Financial Debt

18.Financial Debt

Financial debt mainly consists of recoverable cash advances, EIB finance agreement and synthetic warrants and convertible bond. The related amounts can be summarized as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Recoverable cash advances - Non-current	8,769	8,276
Recoverable cash advances - Current	282	333
Total Recoverable cash advances	9,051	8,609
EIB finance agreement - Non-current	18,787	7,793
EIB accrued interest - Current	525	—
Synthetic warrants - Non-current	7,420	1,601
Total EIB	26,732	9,394
Convertible bond - Current	22,328	22,657
Total convertible bond	22,328	22,657
Total financial debt	58,111	40,660
Non-current	34,976	17,670
Current	23,135	22,990

18.1.   Financial debt related to recoverable cash advances

Recoverable cash advances received

As at June 30, 2026, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	669	38
Clinical trial (6840)	2,400	2,400	585	44
Activation chip improvements (7388)	1,467	1,467	117	58
Total	7,627	7,627	1,959	148

*Excluding interests

During the six months ended June 30, 2026, the Company made variable reimbursements but did not receive any new amounts.

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Contract 6472	1,797	1,697
Contract 6839	2,344	2,229
Contract 6840	2,784	2,650
Contract 7388	2,126	2,033
Total recoverable cash advances	9,051	8,609
Non-current	8,769	8,276
Current	282	333
Total recoverable cash advances	9,051	8,609

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12 months are recorded under “Non-current” liabilities.

Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	8,609	8,871
Advances reimbursed (excluding interests)	(49)	—
Interests paid	(5)	—
Initial measurement and re-measurement	(30)	(25)
Discounting impact	526	539
As at June 30	9,051	9,385

A sensitivity analysis of the carrying amount of recoverable cash advances has been done to assess the impact of a change in assumptions. The Company tested reasonable sensitivity to changes in revenue projections of +/- 25% and in the discount rates of +/- 25%. The table hereunder details the sensitivity results:

Fair Value of Liabilities (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	9,372	9,817	10,106
0%	8,531	9,051	9,398
25%	7,808	8,380	8,770
*

A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8% instead of 5% while the one used for the variable part is 9.4% instead of 12.5%.

An increase of 25% of revenue projections implies, if discount rates does not change, an increase of the expected liability as repayment of the liability is accelerated.

An increase of 25% of the discount rate decreases the expected liability if revenue projections remain unchanged.

18.2.   Financial debt related to loan facility agreement and synthetic warrants agreement

On July 3, 2024 the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). The agreement is backed by the European Commission’s InvestEU program. The Company plans to use the funding for research and development, and for scaling-up its manufacturing capacity to meet demand in Europe and the U.S. The €37.5 million facility is divided into three tranches: €10 million for the first tranche (“Tranche A”), €13.75 million for the second tranche (“Tranche B”) and €13.75 million for the third tranche (“Tranche C”). Disbursement under the various tranches is subject to certain conditions. The various tranches do not contain revenue or liquidity covenants.

The first tranche A for an amount of €10 million, was disbursed on July 26, 2024. Tranche A carries an annual 5% cash and 5% capitalized interest rate, and features a five-year bullet repayment schedule.

The second tranche B for an amount of €13.75 million, was disbursed on June 17, 2026. Tranche B carries an annual 4% cash and 4% capitalized interest rate, and features a five-year bullet repayment schedule.

In connection with the loan facility agreement, and as a condition to drawdown thereunder, the Company also entered into a “synthetic warrant agreement” with the EIB. Under the synthetic warrant agreement, in consideration for the facility, in connection with each tranche of the facility, the EIB will be granted “synthetic warrants” with a duration of 20 years. The number and strike price of the synthetic warrants will be calculated based on tranche specific formulas provided for in the synthetic warrant agreement. The synthetic warrants can be exercised as of the maturity date of the relevant tranche of the facility or, in exceptional situations, earlier. Such synthetic warrants will entitle the EIB to receive from the Company a cash consideration equal to the 20-day volume weighted average price of a share in the Company on the stock exchange, reduced by the applicable strike price per synthetic warrant, and multiplied by the number of synthetic warrants that the EIB exercises. In connection with Tranche A, the EIB has been granted 468,384 synthetic warrants with a strike price of €8,54 that the EIB can exercise after the maturity of Tranche A (5 years) or, in exceptional situations, earlier. On June 12, 2026, as an anti-dilution protection, the number of synthetic warrants have increased to 2,702,703 and the strike price has decreased to €1.48. In connection with Tranche B, the EIB has been granted 2,101,492 synthetic warrants with a strike price of €2,01 that the EIB can exercise after the maturity of Tranche B (5 years) or, in exceptional situations, earlier.

Change in loan facility for Tranche A can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	7,793	6,898
Effective interest rate adjustment	256	195
As at June 30	8,049	7,093

Change in synthetic warrants for Tranche A can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	1,601	3,204
Fair value adjustment	2,603	(508)
As at June 30	4,204	2,696

Change in prepayment option for Tranche A can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	(91)	(112)
Fair value adjustment	36	(58)
As at June 30	(55)	(170)

Change in loan facility for Tranche B can be summarized as follows:

(in EUR 000)	2026
As at January 1	—
New debt	13,750
Transaction cost related to loans and borrowings	(20)
Separation of non-closely related embedded derivates	(3,005)
Subtotal: Initial recognition	10,725
Effective interest rate adjustment	13
As at June 30	10,738

Change in synthetic warrants for Tranche B can be summarized as follows:

(in EUR 000)	2026
As at January 1	—
Separation of non-closely related embedded derivates	3,016
Fair value adjustment	200
As at June 30	3,216

Change in prepayment option for Tranche B can be summarized as follows:

(in EUR 000)	2026
As at January 1	—
Separation of non-closely related embedded derivates	(11)
As at June 30	(11)

18.3.   Financial debt related to Convertible Bond Instrument

On November 13, 2025, the Company entered into a bond subscription agreement with an international financial services firm for the issuance of a Convertible Bond Instrument for an aggregate maximum principal amount of up to €45 million. The financing consists of a first tranche of 225 Convertible Bond Instruments up to €22.5 million with an option to issue a second tranche of another 225 Convertible Bond Instruments of up to €22.5 million at the Company’s discretion, within the period commencing 7 months following the first tranche closing date to (but excluding) the date falling one month thereafter. The closing for the first tranche of the Convertible Bond Instruments occurred on December 18, 2025 and will mature on November 18, 2028 (“First Tranche”). The First Tranche carry an interest rate of 6.5 per cent per annum, payable every quarter in arrears. The initial principal amount per Bond Instruments amounts to €100.000. The Bond Instruments have a three-year maturity from issuance with quarterly amortization payments of principal and interest (per 18 February, 18 May, 18 August and 18 November of each year). On each instalment date, the principal instalment per Bond Instrument will be €8.500 except for the last instalment which will be €6.500 per bond. The initial conversion price for the first tranche of bonds, which can be modified, shall be equal to €5.00. On June 9, 2026, as an anti-dilution protection, the conversion price has been reset to €1.48.

The Bond Instrument is accounted for as a hybrid financial instrument containing a host financial liability with embedded derivatives that are closely related (Deferred amortized payment) and embedded derivatives that are not closely related (Bond conversion right, Amortization conversion right, Share settlement option and Advanced amortized payment). The entire hybrid contract is designated by management at fair value through profit and loss. The fair value of the hybrid contract is estimated using a Longstaff–Schwartz Monte Carlo approach, in which share prices are simulated forward on a weekly basis over a 36-month horizon, with each instalment date treated as a decision point. At maturity, the model computes the terminal payoff, after which the valuation is performed by working backwards through time: at each decision point, the continuation value (i.e., the expected value of waiting rather than exercising) is obtained by discounting the value from the next decision point and is then estimated via regression on the simulated state variables. The model compares the immediate exercise value with the regression-based expected continuation value to determine the optimal exercising strategy, assuming exercise occurs whenever the value of exercising now exceeds the expected value of waiting, and the resulting optimal exercise strategy is used to derive the Bond Instruments’ fair value.

The valuation model is dependent on the following significant inputs:

Per June 30,
2026
Coupon (interest) rate	6.5%
Conversion price	1.48
Stock price	1.51
Return dividend	0.0%
Expected volatility	68.52%
Discount rate	11.16%

The expected volatility has been estimated based on the historical share prices of the Company on Euronext (as this is the primary stock exchange as determined in the Bond Subscription Agreement). The discount rate is determined based on a risk-free interest rate, based on the 3-month Euribor rate, plus a credit spread estimated for the Company based on the previous debt instruments and factors such as financial results, liquidity needs that may impact the credit spread of the Company.

The transaction price of the Bond Instrument at initial recognition is the consideration of the first tranche for €22.5 million. The difference between the transaction price and the fair value at initial recognition is considered a ‘day 1’ loss, amounting to €8.7 million, which is recognized in profit and loss on a systematic straight line basis throughout the term of the Bond Instrument.

Change in the convertible bond can be summarized as follows:

Per June 30,
(in EUR 000)	2026
As at January 1, 2025	31,243
Fair value adjustment	2,601
Conversion to shares	(4,406)
Total fair value	29,438
Day 1 loss at December 31, 2025	(8,586)
Amortization	1,476
Total day 1 loss as at June 30	(7,110)
Total convertible bond as at June 30	22,328

Per March 2, 2026, the Company has converted the first principal instalment of €1.9 million and accrued interest for €246,000 into shares at a conversion price which was 90% of the share price at instalment date. Refer to note 16.

Per May 20, 2026, the Company has converted the second principal instalment of €1.9 million and accrued interest for €335,000 into shares at a conversion price which was 90% of the share price at instalment date. Refer to note 16.

The fair value loss for the six months ended June 30, 2026 is mainly resulting from the conversion price reset per June 9, 2026, partly mitigated by the decrease in stock price in 2026. Refer to note 27.